Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

December 31, 2011	Gross Cost	Accumulated Depreciation	Net Cost
Land	86	—	86
Buildings	955	(363)	592
Facilities & leasehold improvements	3,086	(2,479)	607
Machinery and equipment	14,320	(11,828)	2,492
Computer and R&D equipment	508	(444)	64
Other tangible assets	169	(140)	29
Construction in progress	50	—	50

Total	19,174	(15,254)	3,920

December 31, 2010	Gross Cost	Accumulated Depreciation	Net Cost
Land	88	—	88
Buildings	989	(345)	644
Facilities & leasehold improvements	3,053	(2,390)	663
Machinery and equipment	13,933	(11,551)	2,382
Computer and R&D equipment	519	(441)	78
Other tangible assets	211	(144)	67
Construction in progress	124	—	124

Total	18,917	(14,871)	4,046